Related Party Transactions	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

17.RELATED PARTIES

Prior to the Business Combination, one of the Preferred Stock investors held more than a 10% interest in the Company and had one seat as a member of the board of directors and another seat as an observer of the board of directors.

In 2019, an executive early exercised their option to purchase 1,479,459 shares of unvested common stock at a price per share of $1.01 by issuing a promissory note to the Company for a total price of $1.5 million with an interest rate of 2.31% per annum.

The Warrant Commitment and the subsequent Series E Warrants were issued to a counterparty that has an equity interest in the Company and a seat on the Company’s board of directors. The board member has significant influence with respect to the counterparty to the Warrant Commitment. The issuance of the Warrant Commitment and Series E Warrants was in exchange for on-going advisory services that the entity provided to the Company. See “Note 15 — Warrants” for further information.

During 2019, the Company acquired OSN. See “Note 2 — Business Combination” for further information on the acquisition and the pro forma results of operations, reflecting OSN as if it had been acquired January 1, 2018. Prior to the acquisition, OSN conducted business with the Company as the noncontrolling member of the Company’s Title Companies. The Company paid the member title and due diligence fees in the member’s capacity as a title and escrow agent. Additionally, the Company paid the member management and administrative service fees, rent, and purchases of fixed assets in the member’s capacity as management and administrative service provider and lessor to the subsidiaries of OD Title Holdings and OD Title Sidecar.

Social Capital Member
RELATED PARTY TRANSACTIONS

Note 5 — Related Party Transactions

Founder Shares

In October 2019, the Company issued one ordinary share to the Sponsor for no consideration.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Class B ordinary shares or Class A ordinary shares received upon conversion thereof (together, “Founder Shares”) until the earlier of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Advances — Related Party

The Sponsor advanced the Company an aggregate of $21,631 to cover expenses related to the Initial Public Offering. The advances are non-interest bearing and due on demand. At December 31, 2019, advances of $21,631 were outstanding.

Administrative Services Agreement

The Company will enter into an agreement pursuant to which it will pay an affiliate of the Sponsor up to $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In October 2019, the Company issued one ordinary share to the Sponsor for no consideration. On January 21, 2020, the Company cancelled the one share issued in October 2019 and the Sponsor purchased 8,625,000 Founder Shares for an aggregate purchase price of $25,000. On April 27, 2020, the Company effected a share capitalization, resulting in 10,350,000 Founder Shares issued and outstanding as of such date. All share and per-share amounts have been retroactively restated to reflect the share capitalization. The Founder Shares will automatically convert into Class A ordinary shares on the first business day following the completion of a Business Combination, or earlier at the option of the holder, on a one-for-one basis, subject to certain adjustments, as described in Note 7.

The Founder Shares included an aggregate of up to 1,350,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the number of Founder Shares would collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Class B ordinary shares or Class A ordinary shares received upon conversion thereof (together, “Founder Shares”) until the earlier of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Advances – Related Party

The Sponsor advanced the Company an aggregate of $21,631 to cover expenses related to the Initial Public Offering. The advances were non-interest bearing and due on demand. Advances in the aggregate amount of $21,631 were repaid in February 2020.

Promissory Note — Related Party

On January 21, 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company borrowed an aggregate principal amount of $300,000. The note was non-interest bearing and payable on the earlier of (i) June 30, 2020 and (ii) the completion of the Initial Public Offering. The borrowings outstanding under the note in the amount of $300,000 were repaid upon the consummation of the Initial Public Offering on April 30, 2020.

On September 30, 2020, the Company issued the Promissory Note, pursuant to which the Company may borrow up to an aggregate principal amount of $4,000,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) April 30, 2022 and (ii) the completion of the Business Combination. At September 30, 2020, there was $1,138,497 outstanding under the Promissory Note.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on April 27, 2020, the Company will pay an affiliate of the Sponsor up to $10,000 per month for office space, administrative and support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2020, the Company incurred $30,000 and $50,000 of such fees. As of September 30, 2020, $50,000 is included in accrued expenses in the accompanying condensed consolidated balance sheets.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to (other than pursuant to the Promissory Note), loan the Company additional funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into warrants at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.